FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended MAR 31, 2010
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		DECEMBER 24, 2010
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	37 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 1163760.102 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL          COL  COL  COL
1                    2          3         4           5            6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/          INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN          DISC MGRS AUTH
_______________________________________________________________________________

CHUBB CORP	     COM	171232101 59,523.800  1148000	SH Sole	None Sole
CHUBB CORP	     COM	171232101 1,182.180   22800	SH Sole	None None
CIA DE MINAS BUENA   ADR	204448104 1,372.621   44321	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 153,335.203 2996584	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 2,609.670   51000	SH Sole	None None
DEERE & CO	     COM	244199105 124,459.472 2093163	SH Sole	None Sole
DEERE & CO	     COM	244199105 2,586.510   43500	SH Sole	None None
DR HORTON INC	     COM	23331A109 49,472.665  3926402	SH Sole	None Sole
DR HORTON INC	     COM	23331A109 1,258.614   99890	SH Sole	None None
EMBRAER SA	     ADR	29081M102 1,495.559   62419	SH Sole	None Sole
ESTEE LAUDER         COM	518439104 162.175     2500	SH Sole	None Sole
H&R BLOCK INC	     COM	093671105 224.280     12600	SH Sole	None Sole
HJ HEINZ CO	     COM	423074103 144,031.819 3157900	SH Sole	None Sole
HJ HEINZ CO	     COM	423074103 2,855.186   62600	SH Sole	None None
JOHNSON & JOHNSON    COM	478160104 146,153.037 2241611	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 2,813.380   43150	SH Sole	None None
LEGG MASON INC	     COM	524901105 41,468.288  1446400	SH Sole	None Sole
LEGG MASON INC	     COM	524901105 991.982     34600	SH Sole	None None
LEXMARK INT	     COM	529771107 306.680     8500	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 166,991.028 5701785	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 3,306.559   112900	SH Sole	None None
NATUZZI SPA          ADR	63905A101 195.300     43400	SH Sole	None Sole
NEWFIELD EXPLORATION COM	651290108 229.020     4400	SH Sole	None Sole
NVIDIA CORP	     COM	67066G104 149.640     8600	SH Sole	None Sole
PETROLEO BRASILEIRO  ADR	71654V101 2,612.980   66001	SH Sole	None Sole
PFIZER INC	     COM	717081103 112,121.555 6537700	SH Sole	None Sole
PFIZER INC	     COM	717081103 2,282.665   133100	SH Sole	None None
PULTEGROUP INC	     COM	745867101 44,959.410  3996392	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 873.000     77600	SH Sole	None None
SK TELECOM CO LTD    ADR	78440P108 2,482.420   143825	SH Sole	None Sole
TERNIUM SA           ADR	880890108 2,200.275   53626	SH Sole	None Sole
TIME WARNER INC	     COM	887317303 86,026.616  2751091	SH Sole	None Sole
TIME WARNER INC	     COM	887317303 1,441.547   46100	SH Sole	None None
TOLL BROTHERS INC    COM	889478103 245.440     11800	SH Sole	None Sole
TURKCELL ILETISIM    ADR	900111204 1,339.527   88946	SH Sole	None Sole